Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%
Deferred income tax asset, valuation allowance	$ 1,931,355	$ 1,300,168
Operating loss carryforwards	$ 9,196,924
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, percent	100.00%
Operating loss carryforwards, 2025	$ 1,369
Operating loss carryforwards, 2026	518,390
Operating loss carryforwards, 2027	594,905
Operating loss carryforwards, 2028	686,775
Operating loss carryforwards, 2029	159,141
Operating loss carryforwards, 2030	151,874
Operating loss carryforwards, 2031	135,096
Operating loss carryforwards, 2032	166,911
Operating loss carryforwards, 2033	311,890
Operating loss carryforwards, 2034	25,511
Operating loss carryforwards, 2035	338,345
Operating loss carryforwards, 2036	381,638
Operating loss carryforwards, 2037	499,288
Operating loss carryforwards, 2038	716,858
Operating loss carryforwards, 2039	1,503,282
Operating loss carryforwards, 2040	3,005,651
Income tax examination, penalties and interest expense	$ 0	$ 0